Plant, Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Plant, Property and Equipment, Net [Abstract]
Schedule of Plants, Property and Equipment, Stated at Cost Less Accumulated Depreciation	Plant, property and equipment, stated at cost less accumulated depreciation, consisted of the following:
	As of December 31,
	2023	2022
Building	$29,618,983	$4,656,184
Machines	35,880,013	16,341,419
Vehicles	399,822	332,113
Electronic equipment	878,145	587,131
Furniture, fixtures and equipment	333,183	139,650
Leasehold improvements	397,421	405,141
Subtotal	67,507,567	22,461,638
Construction in progress	2,401,354	20,135,220
Less:
Accumulated depreciation	(4,347,670)	(1,128,475)
Plant, property and equipment, net	$65,561,251	$41,468,383